Annual Fund Operating Expenses (Short-Term Investment-Grade Portfolio Annuity)	Short-Term Investment-Grade Portfolio Short-Term Investment-Grade Portfolio - Short-Term Investment Grade Portfolio 1/1/2014 - 12/31/2014
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.18%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.20%